Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 ¥ / shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income for basic and diluted net income per share	¥ 131,434	$ 19,360	¥ 120,353		¥ 263,943	$ 38,877	¥ 228,697
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075		121,551,075	121,551,075	121,551,075
Earnings per share
Basic | (per share)	¥ 1.08	$ 0.16	¥ 0.99	¥ 0.99	¥ 2.17	$ 0.32	¥ 1.88
Diluted | (per share)	¥ 1.08	$ 0.16	¥ 0.99		¥ 2.17	$ 0.32	¥ 1.88